Retirement Plans - UK plans (Details) - UK Plans $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) employee	Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets	3.48%	4.60%
Fair value of plan assets	$ 42,716	$ 11,184
Funding deficit based on most recent valuation	$ 2,400
Period over which the deficit is being funded	10 years
Transferred to defined contribution plan
Defined Benefit Plan Disclosure [Line Items]
Number of members in the plan | employee	6
Accrued pension liability	$ 4,800	$ 3,800
Still employed by company
Defined Benefit Plan Disclosure [Line Items]
Number of members in the plan | employee	4
Equities
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets	6.20%	7.40%
Fair value of plan assets	$ 7,893	$ 7,787
Gilts
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets	2.40%	3.60%
Fair value of plan assets	$ 17,856	$ 1,579
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets	3.40%	4.60%
Fair value of plan assets	$ 16,915	$ 1,594
Other (cash)
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets	1.80%	4.00%
Fair value of plan assets	$ 52	$ 224